Prepayment and Other Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Current portion of receivable	$ 285	[1]
Non-current portion of receivable	$ 171
Prepaid service fee repayment period	48 months

[1]	Current portion of receivables represent the current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. Based on the termination agreement signed in July 2013, the remaining unamortized prepaid service fee will be repaid within next 48 months. Accordingly, as of September 30, 2013, US$285 and US$171 were recorded as current portion and non-current portion of receivables, respectively, due from the government agency. During three months ended December 31, 2013, both the current and non-current portion of receivables due from the government agency were received by the Group.